Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

6.75% Senior Notes, due July 2022

On January 22, 2014, we issued $360.0 million aggregate principal amount of 6.75% Notes pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. Net proceeds from the 6.75% Notes offering plus a $40.0 million Term Loan on the Secured Credit Agreement and cash on hand, were utilized to redeem $416.2 million aggregate principal amount of our outstanding 9.125% Notes due 2018 pursuant to a tender and consent solicitation offer commenced on January 7, 2014. The tender offer price was $1,061.98, inclusive of a $30.00 consent payment, for each $1,000.00 principal amount of 9.125% Notes, plus accrued and unpaid interest. On January 22, 2014, we paid $453.7 million for the tendered bonds, comprised of $416.2 million of aggregate principal amount of the bonds, $25.8 million of tender and consent premiums and $11.7 million of accrued interest. After payment for the tendered notes, $8.8 million aggregate principal amount of our 9.125% Notes remains outstanding.

The 6.75% Notes are general unsecured obligations of the Company and rank equal in right of payment with all of our existing and future senior unsecured indebtedness. The 6.75% Notes are jointly and severally guaranteed by all of our subsidiaries that guarantee indebtedness under our Secured Credit Agreement. Interest on the 6.75% Notes is payable on January 15 and July 15 of each year, beginning July 15, 2014. Debt issuance costs related to the 6.75% Notes are estimated to be $7.1 million and will be amortized over the term of the notes using the effective interest rate method. The Term Loan amortizes quarterly with required payments of $2.5 million. For further discussion of the Term Loan see Note 8 — Long-Term Debt.

At any time prior to January 15, 2017, we may redeem up to 35 percent of the aggregate principal amount of the 6.75% Notes at a redemption price of 106.75 percent of the principal amount, plus accrued and unpaid interest to the redemption date, with the net cash proceeds of certain equity offerings by us. On and after January 15, 2018, we may redeem all or a part of the 6.75% Notes upon appropriate notice, at a redemption price of 103.375 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning January 15, 2020. If we experience certain changes in control, we must offer to repurchase the 6.75% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

The Indenture restricts our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. Additionally, the Indenture contains certain restrictive covenants designating certain events as Events of Default. These covenants are subject to a number of important exceptions and qualifications.

9.125% Senior Notes, due April 2018

On January 7, 2014, we commenced a tender and consent solicitation with respect to the 9.125% Notes issued pursuant to an Indenture between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee. The tender offer price was $1,061.98, inclusive of a $30.00 consent payment, for each $1,000 principal amount of 9.125% Notes, plus accrued and unpaid interest. On January 22, 2014, we paid $453.7 million for the tendered 9.125% Notes, comprised of $416.2 million of aggregate principal amount of the 9.125% Notes, $25.8 million of tender and consent premiums and $11.7 million of accrued interest. After payment for the tendered 9.125% Notes, $8.8 million aggregate principal amount of our 9.125% Notes remains outstanding.

At any time prior to April 1, 2014, we may redeem all or a part of the 9.125% Notes upon appropriate notice, at a redemption price of 104.563 percent of the principal amount, and at redemption prices decreasing each year thereafter to par beginning April 1, 2016. If we experience certain changes in control, we must offer to repurchase the 9.125% Notes at 101.0 percent of the aggregate principal amount, plus accrued and unpaid interest and additional interest, if any, to the date of repurchase.

On January 24, 2014, the Indenture was amended to remove most of the restrictions on our ability and the ability of certain subsidiaries to: (i) sell assets, (ii) pay dividends or make other distributions on capital stock or redeem or repurchase capital stock or subordinated indebtedness, (iii) make investments, (iv) incur or guarantee additional indebtedness; (v) create or incur liens; (vi) enter into sale and leaseback transactions; (vii) incur dividend or other payment restrictions affecting subsidiaries, (viii) merge or consolidate with other entities, (ix) enter into transactions with affiliates, and (x) engage in certain business activities. The Indenture also was amended to remove certain restrictive covenants designating certain events as Events of Default. Additionally, the remaining restrictive covenants are subject to a number of important exceptions and qualifications.